Goodwill (Tables)	12 Months Ended
Jun. 30, 2018
Intangible Assets [Abstract]
Schedule of changes in goodwill

2018	£’000
Cost
At 1 July 2017	16,198
Acquired through business combinations	24,212
Effect of foreign exchange translations	652
At 30 June 2018	41,062

2017
Cost
At 1 July 2016	11,321
Acquired through business combinations	4,200
Effect of foreign exchange translations	677
At 30 June 2017	16,198

Net book value
At 30 June 2018	41,062
At 30 June 2017	16,198

2018	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Total £’000
Cost
At 1 July 2017	£17,603	£1,819	£137	£19,559
Additions	—	1,827	—	1,827
On acquisition of subsidiary / business	15,214	22	—	15,236
Disposals	—	(13)	—	(13)
Effect of foreign exchange translations	745	3	(3)	745
At 30 June 2018	£33,562	£3,658	£134	£37,354

Amortisation
At 1 July 2017	£3,058	£397	£75	£3,530
Charge for the year	2,611	257	44	2,912
Impairment	—	19	—	19
Disposals	—	(13)	—	(13)
Effect of foreign exchange translations	117	2	—	119
At 30 June 2018	£5,786	£662	£119	£6,567
Net book value
At 30 June 2018	£27,776	£2,996	£15	£30,787

2017	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Total £’000
Cost
At 1 July 2016	£12,200	£391	£133	£12,724
Additions	—	1,364	—	1,364
On acquisition of subsidiary / business	4,301	—	—	4,301
Reclassification	—	61	—	61
Disposals	—	(22)	—	(22)
Effect of foreign exchange translations	1,102	25	4	1,131
At 30 June 2017	£17,603	£1,819	£137	£19,559

Amortisation
At 1 July 2016	£1,244	£220	£29	£1,493
Charge for the year	1,668	99	47	1,814
Reclassification	—	58	—	58
Disposals	—	(3)	—	(3)
Effect of foreign exchange translations	146	23	(1)	168
At 30 June 2017	£3,058	£397	£75	£3,530
Net book value
At 30 June 2017	£14,545	£1,422	£62	£16,029

Schedule of goodwill impairment testing assumptions	The key assumptions used in the assessments for the years ended 30 June 2018 and 2017 are as follows:

	2018	2017
Growth rate	20%	25%
Discount rate	15.7%	19.5%
Terminal growth rate	1.5%	1.5%